Income Taxes (Tables)	12 Months Ended
Jan. 01, 2012
Income Taxes [Abstract]
Provision for income taxes

(Dollars in Millions)	2011	2010	2009
Currently payable:
U.S. taxes	$2,392	2,063	2,410
International taxes	1,133	1,194	1,515

Total currently payable	3,525	3,257	3,925

Deferred:
U.S. taxes	(690)	(4)	187
International taxes	(146)	360	(623)

Total deferred	(836)	356	(436)

Provision for taxes on income	$2,689	3,613	3,489

Comparison of income taxes at Statutory rate and Company's effective tax rate

(Dollars in Millions)	2011	2010	2009
U.S.	$3,634	6,392	7,141
International	8,727	10,555	8,614

Earnings before taxes on income:	$12,361	16,947	15,755

Tax rates:
U.S. statutory rate	35.0%	35.0	35.0
International operations excluding Ireland	(14.0)	(7.5)	(6.7)
Ireland and Puerto Rico operations	(1.8)	(5.1)	(5.1)
Research and orphan drug tax credits	(0.8)	(0.6)	(0.6)
U.S. state and local	2.1	1.0	1.8
U.S. manufacturing deduction	(0.8)	(0.5)	(0.4)
U.S. tax on international income	(0.4)	(0.6)	(1.6)
All other (1)	2.5	(0.4)	(0.3)

Effective tax rate	21.8%	21.3	22.1

(1)	Includes U.S. expenses not fully tax deductible primarily related to litigation expense.

Deferred income tax assets and liabilities

	2011 Deferred Tax		2010 Deferred Tax
(Dollars in Millions)	Asset	Liability	Asset	Liability
Employee related obligations	$3,028		2,211
Stock based compensation	1,358		1,225
Depreciation		(865)		(769)
Non-deductible intangibles		(2,997)		(2,725)
International R&D capitalized for tax	1,509		1,461
Reserves & liabilities	1,527		948
Income reported for tax purposes	903		691
Net operating loss carryforward international	1,183		1,134
Miscellaneous international	1,261	(422)	1,326	(106)
Miscellaneous U.S.	817		470

Total deferred income taxes	$11,586	(4,284)	9,466	(3,600)

Changes in/activity related to unrecognized tax benefits

(Dollars in Millions)	2011	2010	2009
Beginning of year	$2,307	2,403	1,978
Increases related to current year tax positions	402	465	555
Increases related to prior period tax positions	87	68	203
Decreases related to prior period tax positions	(77)	(431)	(163)
Settlements	(16)	(186)	(87)
Lapse of statute of limitations	(4)	(12)	(83)

End of year	$2,699	2,307	2,403